United States
Securities and Exchange Commission
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number: 811-2125
EquiTrust Series Fund, Inc.
(Exact name of registrant as specified in charter)

5400 University Avenue, West Des Moines IA 50266-5997
(Address of principal executive offices) (Zip code)

Kristi Rojohn, 5400 University Avenue, West Des Moines IA 50266-5997
(Name and address of agent for service)

Registrant's telephone number, including area code: 515/225-5400

Date of fiscal year end: July 31, 2011

Date of reporting period: April 30, 2011

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedules of Investments

EQUITRUST SERIES FUND, INC.
SCHEDULE OF INVESTMENTS
BLUE CHIP PORTFOLIO
APRIL 30, 2011
(Unaudited)

	Shares Held	Value
COMMON STOCKS (98.09%)
BUSINESS SERVICES (5.62%)
Microsoft Corp.	58,078	$1,511,190
Oracle Corp.	32,792	1,182,152
		2,693,342
CHEMICALS AND ALLIED PRODUCTS (16.92%)
Abbott Laboratories	15,633	813,541
Amgen Inc. (1)	11,272	640,813
Bristol-Myers Squibb Co.	24,299	682,802
Colgate-Palmolive Co.	4,380	369,453
Dow Chemical Co. (The)	6,653	272,706
E. I. du Pont de Nemours and Co.	9,953	565,231
Eli Lilly and Co.	11,462	424,209
Johnson & Johnson	27,191	1,786,992
Merck & Co., Inc.	19,480	700,306
Pfizer Inc.	26,585	557,222
Procter & Gamble Co. (The)	19,921	1,292,873
		8,106,148
COMMUNICATIONS (4.55%)
AT&T Inc.	24,336	757,336
Comcast Corp.-Class A	20,878	547,839
Verizon Communications Inc.	23,164	875,136
		2,180,311
DEPOSITORY INSTITUTIONS (5.44%)
Bank of America Corp.	28,262	347,057
Citigroup Inc. (1)	27,308	125,344
JPMorgan Chase & Co.	28,955	1,321,217
Wells Fargo & Co.	27,901	812,198
		2,605,816
EATING AND DRINKING PLACES (4.44%)
McDonald's Corp.	27,182	2,128,622

ELECTRIC, GAS AND SANITARY SERVICES (2.43%)
Exelon Corp.	15,218	641,439
Southern Co. (The)	13,404	523,292
		1,164,731
ELECTRONIC AND OTHER ELECTRIC EQUIPMENT (4.96%)
General Electric Co.	51,694	1,057,142
Intel Corp.	36,186	839,153
Texas Instruments Inc.	13,518	480,295
		2,376,590

	Shares Held	Value
FOOD AND KINDRED PRODUCTS (5.34%)
Coca-Cola Co. (The)	19,684	$1,327,883
Kraft Foods Inc.	16,974	569,987
PepsiCo, Inc.	9,602	661,482
		2,559,352
GENERAL MERCHANDISE STORES (3.81%)
Target Corp.	7,360	361,376
Wal-Mart Stores, Inc.	26,649	1,465,162
		1,826,538
INDUSTRIAL MACHINERY AND EQUIPMENT (14.55%)
3M Co.	10,955	1,064,936
Applied Materials, Inc.	15,140	237,547
Caterpillar Inc.	13,584	1,567,729
Cisco Systems, Inc.	35,837	629,298
Dell Inc. (1)	20,103	311,797
EMC Corp. (1)	23,960	679,026
Hewlett-Packard Co.	22,743	918,135
International Business Machines Corp.	9,177	1,565,413
		6,973,881
LUMBER AND WOOD PRODUCTS (0.47%)
Weyerhaeuser Co.	9,653	222,115

MOTION PICTURES (2.81%)
Time Warner Inc.	9,642	365,046
Walt Disney Co. (The)	22,797	982,551
		1,347,597
NON-DEPOSITORY CREDIT INSTITUTIONS (3.45%)
American Express Co.	33,683	1,653,162

PETROLEUM AND COAL PRODUCTS (13.51%)
Chevron Corp.	24,393	2,669,570
Exxon Mobil Corp.	43,203	3,801,864
		6,471,434
PRIMARY METAL INDUSTRIES (0.68%)
Alcoa Inc.	19,124	325,108

SECURITY AND COMMODITY BROKERS (0.87%)
Amerprise Financial, Inc.	6,733	417,850

TOBACCO PRODUCTS (2.47%)
Altria Group, Inc.	24,528	658,331
Philip Morris International Inc.	7,528	522,744
		1,181,075
TRANSPORTATION EQUIPMENT (5.77%)
Boeing Co. (The)	10,581	844,152
Honeywell International Inc.	12,347	756,007
United Technologies Corp.	13,010	1,165,436
		2,765,595
Total Common Stocks (Cost $29,204,549)		46,999,267

	Shares Held	Value
SHORT-TERM INVESTMENTS (1.83%)
MONEY MARKET MUTUAL FUND
JP Morgan U.S. Treasury Plus Money Market Fund (Cost $876,585)	876,585	$876,585
Total Short-Term Investments (Cost $876,585)		876,585
Total Investments (Cost $30,081,134) (99.92%)		47,875,852

OTHER ASSETS LESS LIABILITIES (0.08%)
Cash, receivables, prepaid expense and other assets, less liabilities		38,301
Total Net Assets (100.00%)		$47,914,153

(1)  Non-income producing securities.

UNREALIZED APPRECIATION (DEPRECIATION)

The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the portfolios as of the period end were as follows:

Unrealized Appreciation	$21,747,639
Unrealized Depreciation	(3,952,921)
Net Unrealized Appreciation (Depreciation)	$17,794,718

Cost for federal income tax purposes	$30,081,134

VALUATION

The Portfolio values its investment securities that are traded on any national exchange at the last sale price on the day of valuation or, lacking any sales, at the mean between the closing bid and asked prices. Investments traded in the over-the-counter market are valued at the mean between the bid and asked prices or yield equivalent. In situations where market quotations are not readily available or quoted market prices are not reliable, investments are valued at fair value in accordance with the procedures adopted by the Fund's Board of Directors. Short-term investments are valued at market value, except that obligations maturing in 60 days or less are valued using the amortized cost method of valuation, which approximates market value. Under the amortized cost method, a security is valued at its cost on the date of purchase and thereafter is adjusted to reflect a constant amortization to maturity of the difference between the principal amount due at maturity and the cost of the investment to the portfolio.

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels listed below:

Level 1 - quoted prices in active markets for identical securities on the measurement date

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term investments maturing in 60 days or less are valued using amortized cost. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of inputs used to value the Portfolio's net assets as of April 30, 2011:

Valuation Inputs	Investment in Securities
Level 1-Quoted Prices:
Common stocks	$46,999,267
Money market mutual fund	876,585
Level 2-Other Significant Observable Inputs:	—
Level 3-Significant Unobservable Inputs:	—
Total	$47,875,852

EQUITRUST SERIES FUND, INC.
SCHEDULE OF INVESTMENTS
HIGH GRADE BOND PORTFOLIO
APRIL 30, 2011
(Unaudited)

	Principal Amount	Value
CORPORATE BONDS (51.49%)
CHEMICALS AND ALLIED PRODUCTS (9.97% )
E. I. du Pont de Nemours and Co., 4.625%, due 01/15/20	$500,000	$527,095
Merck & Co. Inc., 5.00%, due 06/30/19	500,000	549,325
Pfizer Inc., 5.35%, due 03/15/15	500,000	562,685
		1,639,105
DEPOSITORY INSTITUTIONS (6.61%)
Comerica Bank, 5.20%, due 08/22/17	300,000	323,103
Goldman Sachs Group, Inc. (The), 5.125%, due 01/15/15	300,000	325,017
PNC Preferred FD, 144A, 6.517%, due 12/31/49 (1)	500,000	438,809
Washington Mutual Bank, FA, 5.65%, due 08/15/14	250,000	375
		1,087,304
ELECTRIC, GAS AND SANITARY SERVICES (20.91%)
Duke Energy Indiana, Inc. 6.12%, due 10/15/35	427,000	445,220
Entergy Louisiana, LLC, 5.40%, due 11/01/24	513,000	531,699
Kinder Morgan Energy Partners, L.P., 5.30%, due 09/15/20	400,000	423,456
NorthWestern Corp., 6.34%, due 04/01/19	300,000	330,654
Oglethorpe Power Corp., 6.974%, due 06/30/11	45,000	45,340
PacifiCorp, 6.90%, due 11/15/11	500,000	516,575
Public Service of Colorado, 5.125%, due 06/01/19	500,000	552,160
South Carolina Electric & Gas, 6.50%, due 11/01/18	500,000	593,725
		3,438,829
FOOD AND KINDRED PRODUCTS (2.20%)
Archer-Daniels-Midland Co., 5.935%, due 10/01/32	330,000	362,228

HOLDING AND OTHER INVESTMENT OFFICES (1.99%)
CommonWealth REIT, 6.25%, due 06/15/17	300,000	327,072

INSURANCE CARRIERS (5.55%)
MetLife, Inc., 4.75%, due 02/08/21	300,000	305,979
Prudential Financial, Inc., 6.10%, due 06/15/17	250,000	280,505
SunAmerica Inc., 8.125%, due 04/28/23	300,000	325,290
		911,774
PETROLEUM & COAL PRODUCTS (2.22%)
ConocoPhillips Holding Co., 6.95%, due 04/15/29	300,000	365,373

TRANSPORTATION - BY AIR (2.04%)
Continental Airlines, Inc. Pass-Through Certificates 1991-1 Class A, 6.545%, due 08/02/20	318,048	336,132
Total Corporate Bonds (Cost $8,256,915)		8,467,817

COMMERCIAL MORTGAGE PASS-THROUGH CERTIFICATES (3.23%)
TIAA Seasoned Commercial Mortgage Trust 2007-C4 Class AJ, 5.98%, due 08/01/39	500,000	530,979
Total Commercial Mortgage Pass-Through Certificates (Cost $495,956)		530,979

	Principal Amount	Value
MORTGAGE-BACKED SECURITIES (29.05%)
FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) (5.19%)
3023 Class TG, 5.50%, due 08/01/35	$23,239	$23,293
3051 Class MY, 5.50%, due 10/01/25	400,000	427,028
Pool # A53146, 5.50%, due 10/01/36	87,373	94,183
Pool # A69436, 6.00%, due 12/01/37	134,247	146,916
Pool # G02562, 6.00%, due 01/01/37	147,808	161,967
		853,387
FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) (4.48%)
Pool # 257306, 5.50%, due 08/01/38	474,367	511,358
Pool # 906224, 5.50%, due 01/01/37	209,752	226,330
		737,688
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) (19.38%)
2003-1 Class PE, 5.50%, due 07/01/32	500,000	547,678
Pool # 1512, 7.50%, due 12/01/23	14,177	16,399
Pool # 2631, 7.00%, due 08/01/28	9,320	10,758
Pool # 2658, 6.50%, due 10/01/28	22,582	25,478
Pool # 2698, 6.50%, due 01/01/29	30,576	33,485
Pool # 2701, 6.50%, due 01/01/29	26,707	30,131
Pool # 2796, 7.00%, due 08/01/29	9,970	11,518
Pool # 3039, 6.50%, due 02/01/31	2,580	2,910
Pool # 3188, 6.50%, due 01/01/32	27,259	30,754
Pool # 3239, 6.50%, due 05/01/32	18,688	21,084
Pool # 3261, 6.50%, due 07/01/32	19,618	22,133
Pool # 3320, 5.50%, due 12/01/32	192,267	210,314
Pool # 3333, 5.50%, due 01/01/33	133,956	146,362
Pool # 3375, 5.50%, due 04/01/33	41,168	44,981
Pool # 3390, 5.50%, due 05/01/33	192,761	210,613
Pool # 3403, 5.50%, due 06/01/33	220,291	240,693
Pool # 3458, 5.00%, due 10/01/33	316,754	341,727
Pool # 3499, 5.00%, due 01/01/34	146,404	157,809
Pool # 3556, 5.50%, due 05/01/34	112,336	122,634
Pool # 3623, 5.00%, due 10/01/34	353,729	381,285
Pool # 22630, 6.50%, due 08/01/28	11,166	12,598
Pool # 643816, 6.00%, due 07/01/25	159,663	177,128
Pool # 704189, 5.50%, due 01/01/39	196,507	214,215
Pool # 782604, 5.50%, due 03/01/39	159,387	173,749
		3,186,436
Total Mortgage-Backed Securities (Cost $4,377,124)		4,777,511

SHORT-TERM INVESTMENTS (15.75%)
COMMERCIAL PAPER (2.43%)
NON-DEPOSITORY CREDIT INSTITUTIONS
General Electric Co., 0.15%, due 05/03/11	400,000	400,000
Total Commercial Paper (Cost $400,000)		400,000

	Principal Amount	Value
UNITED STATES GOVERNMENT AGENCIES (10.03%)
Federal Home Loan Bank, due 05/20/11	$500,000	$499,978
Federal Home Loan Bank, due 06/02/11	300,000	299,991
Federal Home Loan Mortgage Corp., due 06/16/11	500,000	499,974
Federal National Mortgage Assoc., due 06/10/11	350,000	349,972
Total United States Government Agencies (Cost $1,649,915)		1,649,915

	Shares Held
MONEY MARKET MUTUAL FUND (3.29%)
JPMorgan U.S. Treasury Plus Money Market Fund (Cost $541,077)	541,077	541,077
Total Short-Term Investments (Cost $2,590,992)		2,590,992
Total Investments (Cost $15,720,987) (99.52%)		16,367,299

OTHER ASSETS LESS LIABILITIES (0.48%)
Cash, receivables, prepaid expense and other assets, less liabilities		78,340
Total Net Assets (100.00%)		$16,445,639

(1) Restricted Securities-securities exempt from registration under Rule 144A of the Securities Act of 1933:

PNC Preferred FD, was purchased at 100.000 on 11/29/06. As of 04/30/11, the carrying value of each unit was 87.762, representing $438,809 or 2.67% of total net assets.

UNREALIZED APPRECIATION (DEPRECIATION)

The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the portfolios as of the period end were as follows:

Unrealized Appreciation	$984,177
Unrealized Depreciation	(337,865)
Net Unrealized Appreciation (Depreciation)	$646,312

Cost for federal income tax purposes	$15,720,987

VALUATION

The Portfolio values its investment securities that are traded on any national exchange at the last sale price on the day of valuation or, lacking any sales, at the mean between the closing bid and asked prices. Investments traded in the over-the-counter market are valued at the mean between the bid and asked prices or yield equivalent. In situations where market quotations are not readily available or quoted market prices are not reliable, investments are valued at fair value in accordance with the procedures adopted by the Fund's Board of Directors. Short-term investments are valued at market value, except that obligations maturing in 60 days or less are valued using the amortized cost method of valuation, which approximates market value. Under the amortized cost method, a security is valued at its cost on the date of purchase and thereafter is adjusted to reflect a constant amortization to maturity of the difference between the principal amount due at maturity and the cost of the investment to the portfolio.

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels listed below:

Level 1 - quoted prices in active markets for identical securities on the measurement date

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term investments maturing in 60 days or less are valued using amortized cost. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of inputs used to value the Portfolio's net assets as of April 30, 2011:

Valuation Inputs	Investment in Securities
Level 1-Quoted Prices:
Money market mutual fund	$541,077
Level 2-Other Significant Observable Inputs:
Debt securities issued by US government agencies	1,649,915
Corporate debt securities	8,867,817
Residential mortgage-backed securities	4,777,511
Commercial mortgage-backed securities	530,979
Level 3-Significant Unobservable Inputs:	—
Total	$16,367,299

EQUITRUST SERIES FUND, INC.
SCHEDULE OF INVESTMENTS
MANAGED PORTFOLIO
APRIL 30, 2011
(Unaudited)

	Shares Held	Value
COMMON STOCKS (75.24%)
AUTOMOTIVE DEALERS AND GASOLINE SERVICE STATIONS (1.62%)
AutoZone, Inc. (1)	1,300	$367,094
O'Reilly Automotive, Inc. (1)	5,000	295,300
		662,394
BUSINESS SERVICES (3.54%)
Automatic Data Processing, Inc.	4,500	244,575
eBay Inc. (1)	4,000	137,600
Microsoft Corp.	25,100	653,102
Oracle Corp.	11,520	415,296
		1,450,573
CHEMICALS AND ALLIED PRODUCTS (10.52%)
Abbott Laboratories	8,400	437,136
Amgen Inc. (1)	1,900	108,015
Colgate-Palmolive Co.	2,135	180,087
Dow Chemical Co. (The)	6,040	247,580
E. I. du Pont de Nemours and Co.	12,405	704,480
Johnson & Johnson	12,603	828,269
Merck & Co., Inc.	5,593	201,068
Mylan Inc. (1)	8,595	214,187
Pfizer Inc.	30,822	646,029
Procter & Gamble Co. (The)	8,005	519,525
Teva Pharmaceutical Industries Ltd.	4,892	223,711
		4,310,087
COMMUNICATIONS (1.80%)
AT&T Inc.	5,895	183,452
Comcast Corp.-Class A	7,203	189,007
Verizon Communications Inc.	9,615	363,255
		735,714
DEPOSITORY INSTITUTIONS (3.07%)
Bank of America Corp.	8,047	98,817
Bank of New York Mellon Corp. (The)	5,754	166,636
JPMorgan Chase & Co.	4,900	223,587
New York Community Bancorp, Inc.	19,030	315,898
Northern Trust Corp.	5,050	252,450
U.S. Bancorp	6,272	161,943
Wells Fargo & Co.	1,241	36,126
		1,255,457
ELECTRIC, GAS AND SANITARY SERVICES (6.37%)
Atmos Energy Corp.	12,783	445,999
Integrys Energy Group, Inc.	6,758	353,849
Pepco Holdings, Inc.	8,375	161,386
Pinnacle West Capital Corp.	11,400	494,646
Tortoise Energy Capital Corp.	30,577	870,221
Waste Management, Inc.	7,200	284,112
		2,610,213

	Shares Held	Value
ELECTRONIC AND OTHER ELECTRICAL EQUIPMENT (4.17%)
General Electric Co.	53,735	$1,098,881
Helen of Troy Ltd. (1)	6,813	212,021
Intel Corp.	17,200	398,868
		1,709,770
FABRICATED METAL PRODUCTS (0.74%)
Illinois Tool Works Inc.	5,175	302,272

FOOD AND KINDRED PRODUCTS (3.28%)
Campbell Soup Co.	5,000	167,950
Coca-Cola Co. (The)	5,440	366,982
Diageo plc	2,800	227,836
Kraft Foods Inc.	5,737	192,648
PepsiCo, Inc.	5,615	386,817
		1,342,233
GENERAL MERCHANDISE STORES (1.65%)
Target Corp.	2,440	119,804
Wal-Mart Stores, Inc.	10,115	556,123
		675,927
HOLDING AND OTHER INVESTMENT OFFICES (0.38%)
Redwood Trust, Inc.	9,900	156,717

INDUSTRIAL MACHINERY AND EQUIPMENT (5.35%)
3M Co.	3,055	296,977
Apple Inc. (1)	1,800	626,814
Cisco Systems, Inc.	16,200	284,472
EMC Corp. (1)	14,400	408,096
Hewlett-Packard Co.	2,530	102,136
Ingersoll-Rand plc	9,341	471,721
		2,190,216
INSTRUMENTS AND RELATED PRODUCTS (0.92%)
Becton, Dickinson and Co.	3,137	269,594
Stryker Corp.	1,795	105,905
		375,499
INSURANCE AGENTS, BROKERS AND SERVICE (0.63%)
Arthur J. Gallagher & Co.	8,605	256,257

INSURANCE CARRIERS (5.59%)
Allstate Corp. (The)	3,635	123,008
CNO Financial Group, Inc. (1)	35,600	286,936
EMC Insurance Group Inc.	20,429	445,556
Hartford Financial Services Group, Inc. (The)	7,900	228,863
Kansas City Life Insurance Co.	3,635	116,429
Lincoln National Corp.	8,000	249,840
MetLife, Inc.	5,600	262,024
Old Republic International Corp.	13,400	169,778
Protective Life Corp.	15,100	406,341
		2,288,775

	Shares Held	Value
METAL MINING (4.85%)
Barrick Gold Corp.	29,624	$1,511,120
Newmont Mining Corp.	8,100	474,741
		1,985,861
MISCELLANEOUS RETAIL STORES (1.73%)
Cash America International, Inc.	6,100	289,445
EZCORP, Inc. (1)	13,300	418,817
		708,262
MOTOR FREIGHT TRANSPORTATION AND WAREHOUSING (0.62%)
United Parcel Service, Inc.-Class B	3,405	255,273

OIL AND GAS EXTRACTION (7.11%)
Anadarko Petroleum Corp.	5,700	449,958
Apache Corp.	2,000	266,740
Baker Hughes Inc.	3,600	278,676
Devon Energy Corp.	3,100	282,100
Occidental Petroleum Corp.	11,030	1,260,619
Rowan Companies, Inc. (1)	9,000	375,300
		2,913,393
PAPER AND ALLIED PRODUCTS (0.48%)
Kimberly-Clark Corp.	2,975	196,529

PETROLEUM AND COAL PRODUCTS (2.29%)
ConocoPhillips	8,225	649,199
Exxon Mobil Corp.	3,300	290,400
		939,599
PIPELINES (2.65%)
Kinder Morgan Management, LLC (1)	15,947	1,087,266

RETAIL-DRUG AND PROPRIETARY STORES (0.32%)
Walgreen Co.	3,100	132,432

SERVICES-ENGINEERING, ACCOUNTING, RESEARCH & MANAGEMENT (0.81%)
Quest Diagnostics Inc.	5,900	332,642

TOBACCO PRODUCTS (1.03%)
Philip Morris International Inc.	6,050	420,112

TRANSPORTATION EQUIPMENT (3.19%)
Federal Signal Corp.	16,200	109,350
Genuine Parts Co.	5,300	284,610
Honeywell International Inc.	8,065	493,820
ITT Corp.	7,280	420,711
		1,308,491
WHOLESALE TRADE - NONDURABLE GOODS (0.53%)
Sysco Corp.	7,485	216,391
Total Common Stocks (Cost $23,089,879)		30,818,355

	Principal Amount	Value
MORTGAGE-BACKED SECURITIES (15.13%)
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA)
2003-1 Class PE, 5.50%, due 07/01/32	$1,250,000	$1,369,195
2003-11 Class QC, 5.50%, due 02/01/33	1,500,000	1,641,318
2003-71 Class AK, 5.00%, due 09/01/29	137,497	138,185
2003-116 Class JC, 5.00%, due 05/01/30	382,538	389,133
2004-26 Class GC, 5.00%, due 06/01/31	584,379	611,537
2004-76 Class VG, 5.00%, due 09/01/23	127,935	128,626
2004-89 Class KC, 4.00%, due 10/01/34	99,279	102,335
2004-109 Class WE, 5.00%, due 05/01/33	522,000	564,183
2005-44 Class KC, 5.00%, due 04/01/31	219,130	225,983
2006-38 Class OG, 5.00%, due 06/01/36	650,000	702,513
Pool # 2796, 7.00%, due 08/01/29	22,432	25,917
Pool # 3040, 7.00%, due 02/01/31	12,430	14,380
Pool # 3188, 6.50%, due 01/01/32	27,259	30,754
Pool # 3239, 6.50%, due 05/01/32	47,774	53,900
Pool # 3333, 5.50%, due 01/01/33	117,212	128,067
Pool # 3403, 5.50%, due 06/01/33	65,591	71,666
Total Mortgage-Backed Securities (Cost $5,658,777)		6,197,692

SHORT-TERM INVESTMENTS (9.54%)
COMMERCIAL PAPER (2.44%)
PETROLEUM AND COAL PRODUCTS
Chevron Corp., 0.10%, due 05/12/11	1,000,000	1,000,000
Total Commerical Paper (cost $1,000,000)		1,000,000

UNITED STATES GOVERNMENT AGENCIES (4.89%)
Federal Home Loan Mortage Corp., due 06/16/11	1,000,000	999,948
Federal National Mortage Assoc., due 06/06/11	1,000,000	999,959
Total United States Government Agencies (Cost $1,999,907)		1,999,907

	Shares Held
MONEY MARKET MUTUAL FUND (2.21%)
JP Morgan U.S. Treasury Plus Money Market Fund (Cost $905,880)	905,880	905,880
Total Short-Term Investments (Cost $3,905,787)		3,905,787
Total Investments (Cost $32,654,443) (99.91%)		40,921,834

OTHER ASSETS LESS LIABILITIES (0.09%)
Cash, receivables, prepaid expense and other assets, less liabilities		35,698
Total Net Assets (100.00%)		$40,957,532

(1) Non-income producing securities.

UNREALIZED APPRECIATION (DEPRECIATION)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the portfolios as of the period end were as follows:

Unrealized Appreciation	$10,174,708
Unrealized Depreciation	(1,912,427)
Net Unrealized Appreciation (Depreciation)	$8,262,281

Cost for federal income tax purposes	$32,659,553

VALUATION

The Portfolio values its investment securities that are traded on any national exchange at the last sale price on the day of valuation or, lacking any sales, at the mean between the closing bid and asked prices. Investments traded in the over-the-counter market are valued at the mean between the bid and asked prices or yield equivalent. In situations where market quotations are not readily available or quoted market prices are not reliable, investments are valued at fair value in accordance with the procedures adopted by the Fund's Board of Directors. Short-term investments are valued at market value, except that obligations maturing in 60 days or less are valued using the amortized cost method of valuation, which approximates market value. Under the amortized cost method, a security is valued at its cost on the date of purchase and thereafter is adjusted to reflect a constant amortization to maturity of the difference between the principal amount due at maturity and the cost of the investment to the portfolio.

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels listed below:

Level 1 - quoted prices in active markets for identical securities on the measurement date

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term investments maturing in 60 days or less are valued using amortized cost. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of inputs used to value the Portfolio's net assets as of April 30, 2011:

Valuation Inputs	Investment in Securities
Level 1-Quoted Prices:
Common stocks	$30,818,355
Money market mutual fund	905,880
Level 2-Other Significant Observable Inputs:
Debt securities issued by US government agencies	1,999,907
Corporate debt securities	1,000,000
Residential mortgage-backed securities	6,197,692
Level 3-Significant Unobservable Inputs:	—
Total	$40,921,834

EQUITRUST SERIES FUND, INC.
SCHEDULE OF INVESTMENTS
MONEY MARKET PORTFOLIO
APRIL 30, 2011
(Unaudited)

	Annualized Yield on Purchase Date	Principal Amount	Value
SHORT-TERM INVESTMENTS (96.75%)
UNITED STATES GOVERNMENT AGENCIES (85.77%)
Federal Farm Credit Bank, due 06/02/11	0.041%	$300,000	$299,989
Federal Home Loan Bank, due 05/25/11	0.106	400,000	399,971
Federal Home Loan Bank, due 06/10/11	0.030	350,000	349,988
Federal Home Loan Bank, due 06/22/11	0.041	300,000	299,982
Federal Home Loan Bank, due 06/30/11	0.051	300,000	299,976
Federal Home Loan Bank, due 07/21/11	0.071	250,000	249,960
Federal Home Loan Mortgage Corp., due 05/02/11	0.142	300,000	299,998
Federal Home Loan Mortgage Corp., due 05/09/11	0.112	250,000	249,993
Federal Home Loan Mortgage Corp., due 05/31/11	0.101	300,000	299,975
Federal Home Loan Mortgage Corp., due 06/07/11	0.122	350,000	349,956
Federal Home Loan Mortgage Corp., due 06/16/11	0.041	300,000	299,984
Federal Home Loan Mortgage Corp., due 07/05/11	0.066	500,000	499,940
Federal Home Loan Mortgage Corp., due 07/25/11	0.058	300,000	299,959
Federal National Mortgage Assoc., due 05/04/11	0.132	250,000	249,996
Federal National Mortgage Assoc., due 05/17/11	0.101	250,000	249,988
Federal National Mortgage Assoc., due 05/23/11	0.101	300,000	299,981
Federal National Mortgage Assoc., due 06/06/11	0.101	300,000	299,969
Federal National Mortgage Assoc., due 06/10/11	0.071	450,000	449,964
Federal National Mortgage Assoc., due 06/20/11	0.071	250,000	249,975
Federal National Mortgage Assoc., due 06/28/11	0.071	250,000	249,971
Total United States Government Agencies (Cost $6,249,514)			6,249,514

UNITED STATES TREASURY OBLIGATIONS (10.98%)
U.S. Treasury Bills, due 06/02/11	0.025	400,000	399,991
U.S. Treasury Bills, due 06/16/11	0.010	400,000	399,995
Total United States Treasury Obligations (Cost $799,986)			799,986
Total Short Term Investments (Cost $7,049,500)			7,049,500

OTHER ASSETS LESS LIABILITIES (3.25%)
Cash, receivables, prepaid insurance and other assets, less liabilities			236,890
Total Net Assets (100.00%)			$7,286,390

VALUATION

The Money Market Portfolio values investments at amortized cost, which approximates market value. Under the amortized cost method, a security is valued at its cost on the date of purchase and thereafter is adjusted to reflect a constant amortization to maturity of the difference between the principal amount due at maturity and the cost of the investment to the portfolio.

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels listed below:

Level 1 - quoted prices in active markets for identical securities on the measurement date

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term investments maturing in 13 months or less are valued using amortized cost. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of inputs used to value the Portfolio's net assets as of April 30, 2011:

Valuation Inputs	Investment in Securities
Level 1-Quoted Prices:	$—
Level 2-Other Significant Observable Inputs:
Debt securities issued by US government agencies	7,049,500
Level 3-Significant Unobservable Inputs:	—
Total	$7,049,500

EQUITRUST SERIES FUND, INC.
SCHEDULE OF INVESTMENTS
STRATEGIC YIELD PORTFOLIO
APRIL 30, 2011
(Unaudited)

	Shares Held	Value
PREFERRED STOCKS (1.56%)
DEPOSITORY INSTITUTIONS
Sovereign Capital Trust V, 7.75% (Cost $200,000)	8,000	$204,800

	Principal Amount
CORPORATE BONDS (82.40%)
APPAREL AND ACCESSORY STORES (4.65%)
Woolworth (FW) Corp., 8.50%, due 01/15/22	$600,000	610,500

CHEMICALS AND ALLIED PRODUCTS (4.04%)
Lubrizol Corp. (The), 8.875%, due 02/01/19	250,000	327,332
NOVA Chemicals Corp., 7.875%, due 09/15/25	200,000	203,344
		530,676
COMMUNICATIONS (1.94%)
Time Warner Inc., 8.375%, due 03/15/23	200,000	254,190

DEPOSITORY INSTITUTIONS (3.34%)
PNC Preferred FD, 144A, 6.517%, due 12/31/49 (1)	500,000	438,810

ELECTRIC, GAS AND SANITARY SERVICES (11.63%)
Avista Corp., 5.95%, due 06/01/18	300,000	329,478
Bruce Mansfield Unit 1, 6.85%, due 06/01/34	490,553	516,651
Entergy Gulf States Inc., 6.18%, due 03/01/35	300,000	299,787
South Carolina Electric & Gas Co., 6.50%, due 11/01/18	200,000	237,490
Waterford 3 Nuclear Power Plant, 8.09%, due 01/02/17	142,334	143,233
		1,526,639
FABRICATED METAL PRODUCTS (4.96%)
Valmont Industries, Inc., 6.625%, due 04/20/20	600,000	650,982

FOOD AND KINDRED PRODUCTS (4.63% )
Bunge Ltd. Finance Corp., 8.50%, due 06/15/19	500,000	608,380

FOOD STORES (2.62%)
Safeway Inc., 7.45%, due 09/15/27	300,000	343,478

FURNITURE AND FIXTURES (1.55%)
Steelcase Inc., 6.50%, due 08/15/11	200,000	203,170

HOLDING AND OTHER INVESTMENT OFFICES (14.98%)
CommonWealth REIT, 6.25%, due 08/15/16	425,000	462,544
First Industrial, L.P., 7.60%, due 07/15/28	300,000	299,268
Hospitality Properties Trust, 6.75%, due 02/15/13	225,000	233,912
iStar Financial Inc.-Series B, 5.70%, due 03/01/14	421,000	396,894
Realty Income Corp., 6.75%, due 08/15/19	500,000	574,320
		1,966,938
INSURANCE CARRIERS (2.57%)
PXRE Capital Trust, 8.85%, due 02/01/27	350,000	337,750

	Principal Amount	Value
METAL MINING (4.20%)
Freeport-McMoRan Copper & Gold Inc., 8.375%, due 04/01/17	$500,000	$551,955

OIL AND GAS EXTRACTION (6.12%)
Nabors Industries, Inc., 9.25%, due 01/15/19	300,000	385,719
Sabine Pass LNG, L.P., 7.50%, due 11/30/16	400,000	418,188
		803,907
PIPELINES (3.60%)
NuStar Logistics, L.P., 7.65%, due 04/15/18	400,000	472,612

STONE, CLAY, GLASS AND CONCRETE PRODUCTS (3.64%)
Owens Corning, 9.00%, due 06/15/19	400,000	478,104

TRANSPORTATION - BY AIR (1.31%)
Continental Airlines, Inc. Pass-Through Certificates 1997-1 Class 1A, 7.461%, due 10/01/16	171,100	171,956

WATER TRANSPORTATION (6.62%)
Overseas Shipholding Group, Inc., 8.75%, due 12/01/13	400,000	426,836
Windsor Petroleum Transportation, 144A, 7.84%, due 01/15/21 (1)	478,471	442,203
		869,039
Total Corporate Bonds (Cost $10,150,471)		10,819,086

MORTGAGE-BACKED SECURITIES (2.71%)
FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC)
3023 Class TG, 5.50%, due 08/01/35	34,859	34,939
3051 Class MY, 5.50%, due 10/01/25	300,000	320,271
Total Mortgage-Backed Securities (Cost $328,995)		355,210

SHORT-TERM INVESTMENTS (12.39%)
UNITED STATES GOVERNMENT AGENCIES (9.52%)
Federal Home Loan Bank, due 06/10/11	450,000	449,985
Federal Home Loan Mortgage Corp., due 05/04/11	400,000	399,998
Fedral National Mortgage Association, due 06/20/11	400,000	399,983
Total United States Government Agencies (Cost $1,249,966)		1,249,966

	Shares Held
MONEY MARKET MUTUAL FUND (2.87%)
JPMorgan U.S. Treasury Plus Money Market Fund (Cost $377,762)	377,762	377,762
Total Short-Term Investments (Cost $1,627,728)		1,627,728
Total Investments (Cost $12,307,194) (99.06%)		13,006,824

OTHER ASSETS LESS LIABILITIES (0.94%)
Cash, receivables, prepaid expense and other assets, less liabilities		122,824
Total Net Assets (100.00%)		$13,129,648

(1) Restricted securities-securities exempt from registration under Rule 144A of the Securities Act of 1933:

PNC Preferred FD, was purchased at 100.000 on 11/29/06. As of 04/30/11, the carrying value of each unit was 87.762, representing $438,810 or 3.34% of total net assets.

Windsor Petroleum Transportation was purchased at 80.500 on 08/26/99. As of 04/30/11, the carrying value of each unit was 92.420, representing $442,203 or 3.37% of total net assets.

As of 04/30/11, the carrying value of all restricted securities was $881,013 or 6.71% of total net assets.

UNREALIZED APPRECIATION (DEPRECIATION)

The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the portfolios as of the period end were as follows:

Unrealized Appreciation	$828,223
Unrealized Depreciation	(128,593)
Net Unrealized Appreciation (Depreciation)	$699,630

Cost for federal income tax purposes	$12,307,194

VALUATION

The Portfolio values its investment securities that are traded on any national exchange at the last sale price on the day of valuation or, lacking any sales, at the mean between the closing bid and asked prices. Investments traded in the over-the-counter market are valued at the mean between the bid and asked prices or yield equivalent. In situations where market quotations are not readily available or quoted market prices are not reliable, investments are valued at fair value in accordance with the procedures adopted by the Fund's Board of Directors. Short-term investments are valued at market value, except that obligations maturing in 60 days or less are valued using the amortized cost method of valuation, which approximates market value. Under the amortized cost method, a security is valued at its cost on the date of purchase and thereafter is adjusted to reflect a constant amortization to maturity of the difference between the principal amount due at maturity and the cost of the investment to the portfolio.

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels listed below:

Level 1 - quoted prices in active markets for identical securities on the measurement date

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term investments maturing in 60 days or less are valued using amortized cost. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of inputs used to value the Portfolio's net assets as of April 30, 2011:

Valutaion Inputs	Investment in Securities
Level 1-Quoted Prices:
Preferred stock	$204,800
Money market mutual fund	377,762
Level 2-Other Significant Observable Inputs:
Debt securities issued by US government agencies	1,249,966
Corporate debt securities	10,819,086
Residential mortgage-backed securities	355,210
Level 3-Significant Unobservable Inputs:	—
Total	$13,006,824

EQUITRUST SERIES FUND, INC.
SCHEDULE OF INVESTMENTS
VALUE GROWTH PORTFOLIO
April 30, 2011
(Unaudited)

	Shares Held	Value
COMMON STOCKS (95.47%)
AUTOMOTIVE DEALERS AND GASOLINE SERVICE STATIONS (2.37%)
AutoZone, Inc. (1)	3,000	$847,140
O'Reilly Automotive, Inc. (1)	11,800	696,908
		1,544,048
BUSINESS SERVICES (8.32%)
Adobe Systems Inc. (1)	10,900	365,695
Automatic Data Processing, Inc.	7,600	413,060
eBay Inc. (1)	13,555	466,292
ManTech International Corp.-Series A (1)	6,500	285,285
Microsoft Corp.	59,753	1,554,773
Oracle Corp.	45,090	1,625,495
Symantec Corp. (1)	35,583	699,206
		5,409,806
CHEMICALS AND ALLIED PRODUCTS (12.11%)
Abbott Laboratories	9,450	491,778
Amgen Inc. (1)	7,590	431,491
Colgate-Palmolive Co.	3,325	280,464
Dow Chemical Co. (The)	4,890	200,441
E. I. du Pont de Nemours and Co.	17,765	1,008,874
Johnson & Johnson	18,739	1,231,527
Merck & Co., Inc.	11,499	413,389
Mylan Inc. (1)	11,670	290,816
Myriad Genetics, Inc. (1)	18,900	405,216
Pfizer Inc.	50,574	1,060,031
Procter & Gamble Co. (The)	20,950	1,359,655
Teva Pharmaceutical Industries Ltd.	10,334	472,574
United Therapeutics Corp. (1)	3,500	234,360
		7,880,616
COMMUNICATIONS (3.17%)
AT&T Inc.	20,105	625,668
Comcast Corp.-Class A	16,137	423,435
DIRECTV-Class A (1)	7,700	374,143
Verizon Communications Inc.	16,870	637,349
		2,060,595
DEPOSITORY INSTITUTIONS (3.08%)
Bank of America Corp.	18,272	224,380
Bank of New York Mellon Corp. (The)	7,827	226,670
JPMorgan Chase & Co.	7,200	328,536
New York Community Bancorp, Inc.	29,770	494,182
Northern Trust Corp.	7,600	379,924
U.S. Bancorp	10,922	282,006
Wells Fargo & Co.	2,373	69,078
		2,004,776
EATING AND DRINKING PLACES (0.29%)
McDonald's Corp.	2,400	187,944

	Shares Held	Value
ELECTRIC, GAS AND SANITARY SERVICES (4.11%)
Atmos Energy Corp.	15,103	$526,944
CMS Energy Corp.	31,400	621,720
Integrys Energy Group, Inc.	11,392	596,485
Pepco Holdings, Inc.	13,530	260,723
Pinnacle West Capital Corp.	9,900	429,561
Waste Management, Inc.	6,000	236,760
		2,672,193
ELECTRONIC AND OTHER ELECTRICAL EQUIPMENT (4.28%)
General Electric Co.	74,125	1,515,856
Helen of Troy Ltd. (1)	12,088	376,179
Intel Corp.	25,100	582,069
QUALCOMM Inc.	5,400	306,936
		2,781,040
FABRICATED METAL PRODUCTS (1.20%)
Illinois Tool Works Inc.	13,310	777,437

FOOD AND KINDRED PRODUCTS (3.18%)
Campbell Soup Co.	7,600	255,284
Coca-Cola Co. (The)	7,660	516,744
Coca-Cola FEMSA, S.A.B. de C.V.	4,200	335,034
H.J. Heinz Co.	5,500	281,765
Kraft Foods Inc.	9,600	322,368
PepsiCo, Inc.	5,235	360,639
		2,071,834
GENERAL MERCHANDISE STORES (2.23%)
Target Corp.	10,180	499,838
Wal-Mart Stores, Inc.	17,335	953,078
		1,452,916
HOLDING AND OTHER INVESTMENT OFFICES (0.35%)
Redwood Trust, Inc.	14,500	229,535

INDUSTRIAL MACHINERY AND EQUIPMENT (7.79%)
3M Co.	7,060	686,303
Apple Inc. (1)	3,900	1,358,097
Cisco Systems, Inc.	50,200	881,512
EMC Corp. (1)	67,200	1,904,448
Hewlett-Packard Co.	5,870	236,972
		5,067,332
INSTRUMENTS AND RELATED PRODUCTS (4.53%)
Agilent Technologies, Inc. (1)	12,000	598,920
Becton, Dickinson and Co.	6,346	545,375
Bio-Rad Laboratories, Inc.-Class A (1)	3,600	450,432
Danaher Corp.	5,800	320,392
Mettler-Toledo International Inc. (1)	3,700	693,380
Stryker Corp.	5,770	340,430
		2,948,929
INSURANCE AGENTS, BROKERS AND SERVICE (0.68%)
Arthur J. Gallagher & Co.	14,850	442,233

	Shares Held	Value
INSURANCE CARRIERS (6.18%)
Allstate Corp. (The)	6,225	$210,654
American Equity Investment Life Holding Co.	34,900	448,814
CIGNA Corp.	11,400	533,862
CNO Financial Group, Inc. (1)	55,800	449,748
EMC Insurance Group Inc.	15,791	344,402
Hartford Financial Services Group, Inc. (The)	12,300	356,331
Kansas City Life Insurance Co.	5,715	183,051
Lincoln National Corp.	12,500	390,375
MetLife, Inc.	10,170	475,854
Protective Life Corp.	23,400	629,694
		4,022,785
METAL MINING (4.00%)
Agnico-Eagle Mines Ltd.	2,300	160,034
Barrick Gold Corp.	31,792	1,621,710
Newmont Mining Corp.	14,000	820,540
		2,602,284
MISCELLANEOUS RETAIL (2.97%)
Cash America International, Inc.	14,300	678,535
EZCORP, Inc. (1)	31,200	982,488
GameStop Corp.-Class A (1)	10,600	272,208
		1,933,231
MOTION PICTURES (0.65%)
Time Warner Inc.	11,196	423,881

MOTOR FREIGHT TRANSPORTATION AND WAREHOUSING (0.81%)
United Parcel Service, Inc.-Class B	7,005	525,165

OIL AND GAS EXTRACTION (8.38%)
Anadarko Petroleum Corp.	10,200	805,188
Apache Corp.	3,600	480,132
Baker Hughes Inc.	6,300	487,683
Devon Energy Corp.	5,400	491,400
Helmerich & Payne, Inc.	15,200	1,008,368
Noble Corp.	5,900	253,759
Occidental Petroleum Corp.	9,830	1,123,471
Rowan Companies, Inc. (1)	11,200	467,040
Transocean Ltd. (1)	4,600	334,650
		5,451,691
PAPER AND ALLIED PRODUCTS (0.48%)
Kimberly-Clark Corp.	4,700	310,482

PETROLEUM AND COAL PRODUCTS (4.85%)
Chevron Corp.	15,500	1,696,320
ConocoPhillips	12,228	965,156
Exxon Mobil Corp.	5,600	492,800
		3,154,276
RAILROAD TRANSPORTATION (0.59%)
Union Pacific Corp.	3,720	384,908

RETAIL-DRUG AND PROPRIETARY STORES (0.45%)
Walgreen Co.	6,900	294,768

	Shares Held	Value
RETAIL-FURNISHINGS AND HOME FURNITURE STORES (0.72%)
Bed Bath & Beyond Inc. (1)	8,390	$470,847

SECURITY AND COMMODITY BROKERS (1.12%)
Investment Technology Group, Inc. (1)	10,500	179,655
SEI Investments Co.	24,650	550,435
		730,090
SERVICES-ENGINEERING, ACCOUNTING, RESEARCH & MANAGEMENT (0.71%)
Quest Diagnostics Inc.	8,200	462,316

TOBACCO PRODUCTS (1.30%)
Philip Morris International Inc.	12,145	843,349

TRANSPORTATION EQUIPMENT (3.98%)
Federal Signal Corp.	17,200	116,100
Genuine Parts Co.	6,800	365,160
Honeywell International Inc.	20,860	1,277,257
ITT Corp.	14,340	828,708
		2,587,225
WHOLESALE TRADE - NONDURABLE GOODS (0.59%)
Sysco Corp.	13,235	382,623
Total Common Stocks (Cost $50,872,992)		62,111,155

SHORT-TERM INVESTMENTS (4.51%)
MONEY MARKET MUTUAL FUND (2.97%)
JPMorgan U.S. Treasury Plus Money Market Fund (Cost $1,929,660)	1,929,660	1,929,660

	Principal Amount
UNITED STATES GOVERNMENT AGENCIES (1.54%)
Federal Home Loan Bank, due 06/03/11	$1,000,000	999,972
Total United States Government Agencies (Cost $999,972)		999,972
Total Short-Term Investments (Cost $2,929,632)		2,929,632
Total Investments (Cost $53,802,624) (99.98%)		65,040,787

OTHER ASSETS LESS LIABILITIES (0.02%)
Cash, receivables, prepaid expense and other assets, less liabilities		15,156
Total Net Assets (100.00%)		$65,055,943

(1) Non-income producing securities.

UNREALIZED APPRECIATION (DEPRECIATION)

The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the portfolios as of the period end were as follows:

Unrealized Appreciation	$14,885,926
Unrealized Depreciation	(3,943,452)
Net Unrealized Appreciation (Depreciation)	$10,942,474

Cost for federal income tax purposes	$54,098,313

VALUATION

The Portfolio values its investment securities that are traded on any national exchange at the last sale price on the day of valuation or, lacking any sales, at the mean between the closing bid and asked prices. Investments traded in the over-the-counter market are valued at the mean between the bid and asked prices or yield equivalent. In situations where market quotations are not readily available or quoted market prices are not reliable, investments are valued at fair value in accordance with the procedures adopted by the Fund's Board of Directors. Short-term investments are valued at market value, except that obligations maturing in 60 days or less are valued using the amortized cost method of valuation, which approximates market value. Under the amortized cost method, a security is valued at its cost on the date of purchase and thereafter is adjusted to reflect a constant amortization to maturity of the difference between the principal amount due at maturity and the cost of the investment to the portfolio.

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels listed below:

Level 1 - quoted prices in active markets for identical securities on the measurement date

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term investments maturing in 60 days or less are valued using amortized cost. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of inputs used to value the Portfolio's net assets as of April 30, 2011:

Valuation Inputs	Investment in Securities
Level 1-Quoted Prices:
Common stocks	$62,111,155
Money market mutual fund	1,929,660
Level 2-Other Significant Observable Inputs:
Debt securities issued by US government agencies	999,972
Level 3-Significant Unobservable Inputs:	—
Total	$65,040,787

Item 2. Controls and Procedures

(a)
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)
There has been no change to the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

Certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are filed as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) EquiTrust Series Fund, Inc.

By:	/s/ Kristi Rojohn
Kristi Rojohn
Chief Executive Officer

Date: 6/28/2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kristi Rojohn
Kristi Rojohn
Chief Executive Officer

Date: 6/28/2011

By:	/s/ James P. Brannen
James P. Brannen
Chief Financial Officer

Date: 6/30/2011